Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ (213.0)	$ 744.5
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	(107.3)	10.7
Net changes in unrealized loss on translation of foreign operations	(21.7)	(8.1)
Income tax (expense) recovery	28.5	(3.2)
Other comprehensive income,will be reclassified subsequently to net income	(100.5)	(0.6)
Items that will not be reclassified subsequently to net income
Actuarial losses on defined benefit pension plans	(4.5)	(2.1)
Gain on fair value of restricted investments	0.5	0.5
Income tax recovery	0.6	0.3
Other comprehensive income,will not be reclassified subsequently to net income	(3.4)	(1.3)
Total other comprehensive loss	(103.9)	(1.9)
Total comprehensive income (loss)	(316.9)	742.6
Attributable to shareholders	(317.4)	742.8
Attributable to non-controlling interest	0.5	(0.2)
Total comprehensive income (loss) attributable to shareholders
Continuing operations	(49.1)	924.2
Discontinued operations	(268.3)	(181.4)
Total comprehensive income (loss) attributable to shareholders	$ (317.4)	$ 742.8